Property, plant and equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 1,652,102	$ 1,649,284
Accumulated depreciation	(260,200)	(248,967)
Total property, plant and equipment, net	1,391,902	1,400,317
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,421,623	1,421,371
Fixtures and machinery
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	62,775	60,294
Furniture and other fixed assets
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	161,970	163,753
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 5,734	$ 3,866